REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Revenue [Abstract]
Disclosure of revenue
	Year ended December 31
	2024	2023	2022
	USD thousands

Programmatic	324,466	299,005	274,355
Performance	41,011	32,988	60,895

	365,477	331,993	335,250